Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Putnam ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001845809
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Focused Large Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Focused Large Cap Growth ETF seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests mainly in common stocks of large U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 1000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. As of March 31, 2021, the index was composed of companies having market capitalizations of between approximately $2.0 billion to $2.1 trillion. The fund’s investment manager, Putnam Investment Management, LLC (Putnam Management) may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance.

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. This risk may be heightened due to the fact that the fund has a novel and unique structure and does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

•	Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

•	Non-Diversified risk. As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

•	Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Focused Large Cap Growth ETF | C000227195
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 176
Focused Large Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Focused Large Cap Value ETF seeks capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in large-cap companies, which, for purposes of this policy, are of a size similar to those in the Russell 1000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. As of March 31, 2021, the index was composed of companies having market capitalizations of between approximately $916.1 million to $1.4 trillion. The fund may also invest in midsize companies. Value stocks are issued by companies that the fund’s investment manager, Putnam Investment Management, LLC (Putnam Management) believes are currently undervalued by the market. If Putnam Management is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance.

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. This risk may be heightened due to the fact that the fund has a novel and unique structure and does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

•	Value investing risk. Companies whose stocks Putnam Management believes are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

•	Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

•	Non-Diversified risk. As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

•	Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Focused Large Cap Value ETF | C000227196
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 176
Sustainable Future ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Sustainable Future ETF seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services provide solutions that directly contribute to sustainable social, environmental and economic development (Impact Companies). Stocks of this type of company are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The fund may consider, among other factors, a company’s impact on sustainable environmental, social and economic development (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund’s approach to sustainable investing incorporates fundamental research together with consideration of sustainable environmental, social and economic development impact. Putnam Investment Management, LLC (Putnam Management) believes that companies whose products and services produce positive environmental, social and economic development impact also often demonstrate potential for strong financial growth. Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. In applying these criteria, Putnam Management will assign each company a proprietary environmental, social and/or corporate governance (ESG) rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Putnam Management’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by Putnam Management. This policy may be changed only after 60 days’ notice to shareholders. In selecting each investment Putnam Management considers the extent to which a company’s products or services may provide solutions to forward-looking sustainability needs, creating positive impact in environmental, social and economic development areas. Environmental impacts may include, for example, reduction of carbon emissions and improved water quality. Social impacts may include, for example, improvements in employee well-being, supplier standards, or access to products, information, or security. Economic development impacts may include, for example, stakeholder analysis and shared value approaches to business practices, access to economic opportunity, or improvements in operational effectiveness or efficiency. While the fund’s focus on Impact Companies is expected to remain consistent, as sustainability data and analysis of that data improves, it is likely that the specific metrics and measurements that Putnam Management uses to evaluate environmental, social and economic development impacts will continue to evolve over time.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance.

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. This risk may be heightened due to the fact that the fund has a novel and unique structure and does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

•	Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

•	Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

•	Sustainable investing risk – Impact Companies. Investing with a focus on Impact Companies, whose products and services may provide solutions that directly impact sustainable environmental, social and economic development, may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. In addition, an Impact Company’s business practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG or other sustainability criteria.

•	Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Sustainable Future ETF | C000227197
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 205
Sustainable Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Sustainable Leaders ETF seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies that exhibit a commitment to financially material sustainable business practices. Stocks of companies that exhibit a commitment to financially material sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The fund may consider, among other factors, a company’s sustainable business practices (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet Putnam Investment Management, LLC’s (Putnam Management) sustainability criteria. In applying these criteria, Putnam Management will assign each company a proprietary environmental, social and/or corporate governance (ESG) rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Putnam Management’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by Putnam Management. This policy may be changed only after 60 days’ notice to shareholders. In selecting each investment, the fund’s investment manager, Putnam Investment Management, LLC (Putnam Management), focuses on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. Putnam Management believes that companies that have exhibited such a commitment also often demonstrate potential for strong financial growth. This commitment may be reflected through ESG policies, practices, or outcomes. The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals. Sustainability measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social factors include, for example, labor practices and supply chain management. Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance factors include, for example, board composition and executive compensation. Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives. The integrated approach of the fund combines analysis of the growing body of ESG data and deep fundamental analysis and looks for companies that demonstrate leadership, beyond compliance, on relevant sustainability issues. The characteristics that Putnam Management may use when considering sustainability leadership include:

(1)       Materiality. The company is focused on sustainability issues that are relevant to long term business success.

(2)       Creativity and proactiveness. The company’s sustainability characteristics go beyond compliance to demonstrate heightened commitment.

(3)       Transparency. The company’s goals are specific, with candid and consistent progress reporting.

(4)       Impact. The sustainability characteristics create benefits that are meaningful both at the company and more broadly.

While the fund’s focus on companies that exhibit a commitment to sustainable business practices is expected to remain consistent, it is likely that sustainable business practices, as well as the specific metrics and measurements that the fund uses to evaluate them, will continue to evolve over time. The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance.

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. This risk may be heightened due to the fact that the fund has a novel and unique structure and does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

•	Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

•	Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

•	Sustainable investing risk. Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. In addition, a company’s business practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG or other sustainability criteria.

•	Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Sustainable Leaders ETF | C000227198
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 189

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Based on estimated amounts for the current fiscal year.